The Hartford Mutual Funds II, Inc.

690 Lee Road

Wayne, Pennsylvania 19087

September 22, 2023

VIA ELECTRONIC TRANSMISSION

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re: The Hartford Mutual Funds II, Inc. (the “Registrant”), File Nos. 002-11387/811-00558

Dear Sir or Madam:

Please be advised that in lieu of filing a copy of the form of prospectus and statement of additional information being used in connection with the offering of shares of Hartford Schroders Diversified Growth Fund, a new series of the Registrant, under Rule 497(c) under the Securities Act of 1933, as amended (the “Securities Act”), we hereby certify the following pursuant to Rule 497(j) under the Securities Act:

1.

that the form of prospectus and statement of additional information that would have been filed under Rule 497(c) of the Securities Act would not have differed from that contained in Post-Effective Amendment No. 177 to the Registrant’s registration statement (the “Amendment”) filed on September 20, 2023; and

2.	that the text of the Amendment was filed electronically with the U.S. Securities and Exchange Commission on September 20, 2023.

No fees are required in connection with this filing. If you have any questions concerning this filing, please do not hesitate to contact the undersigned at 610-386-4077.

Sincerely,

/s/ Lisa D. Zeises

Lisa D. Zeises

Assistant Secretary

cc: John V. O’Hanlon, Esq.